Commitments and Contingencies (Details) ¥ in Millions, $ in Millions			1 Months Ended
	Mar. 09, 2023 CNY (¥)	Apr. 30, 2021 CNY (¥)	Dec. 30, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jan. 29, 2019 USD ($) shares	Jan. 29, 2019 CNY (¥) shares
Commitments and Contingencies [Line Items]
Number of units delivered (in Shares) | shares								90,000	90,000
Total amount mining machines									¥ 453.6
Total approximately amount mining machines (in Dollars) | $								$ 65.1
Defendant paid amount									380.0
Defendant approximately paid amount (in Dollars) | $								54.5
Payment balance amount									¥ 73.6
Balance amount of approximately defendant paid amount (in Dollars) | $								$ 10.6
Payment of goods			¥ 73.6
Collected					$ 1.1	¥ 7.4
Payment for the contract		¥ 2.0
Goods payment	¥ 2.0
Legal contingencies							¥ 0.5
Zhejiang Provisional Superior People’s Court [Member]
Commitments and Contingencies [Line Items]
Defendant paid amount						¥ 7.4